Commitments and Contingencies	12 Months Ended
Jan. 31, 2015
Commitments and Contingencies [Text Block]

NOTE 14 – Commitments and Contingencies

We are required to perform annual assessment work in order to maintain the Big Chunk Alaska State mining claims. If annual assessment work is not performed the Company must pay the assessment amount in cash in order to maintain the claims. Completion of annual assessment work in the amount of $400 per ¼ section (160 acre) claim or $100 per ¼ -¼ section (40 acre) claim extends the claims for a one-year period from the staking of claims. Assessment work performed in excess of the required amount may be carried forward for up to four years to satisfy future obligations. The Company estimates that the required annual assessments per year to maintain the claims from 2014 forward will be $3,600. Sufficient assessment work has been performed for Big Chunk to maintain the claims beyond the next labor year.

The annual state rentals for the Big Chunk Alaska State mining claims vary from $70 to $280 per mineral claim. The rental period begins at noon September 1st through the following September 1st and annual rental payments are due on November 30th of each year. The rentals of $6,120, to extend the Big Chunk claims through September 1, 2015 were paid in November 2014. The estimated state rentals due by November 30, 2015 for the period from September 1, 2015 through September 1, 2016 are $6,120. Alaska State production royalty is three percent of net income. State law prescribes that after a 3.5 -year exemption from state taxes a metal mine is liable for a 15% state licensing tax on net income from the mine. We are required to pay annual rentals for our federal lode mining claims for the North Pipes project in the State of Arizona. The rental period begins at noon on September 1st through the following September 1st and rental payments are due by the first day of the rental period. The annual rentals are $140 per claim. The rentals of $60,340 for the period from September 1, 2013 to September 1, 2014 have been paid. The rentals due by September 1, 2014 for the period from September 1, 2014 through September 1, 2015 of $52,640 have not been paid. The rentals due by September 1, 2015 for the period from September 1, 2015 through September 1, 2015 of have not been paid.

We are required to pay annual rentals for our federal lode mining claims for the North Pipes project in the State of Arizona. The rental period begins at noon on September 1st through the following September 1st and rental payments are due by the first day of the rental period. The annual rentals are $155 per claim. The rentals of $32,705 for the period from September 1, 2014 to September 1, 2015 have been paid. The rentals due by September 1, 2015 for the period from September 1, 2015 through September 1, 2016 of $32,705 have not been paid.

We are required to pay annual rentals for our federal lode mining claims for our East Silver Bell project in the State of Arizona. The rental period begins at noon on September 1st through the following September 1st and rental payments are due by the first day of the rental period. The annual rental is $155 per claim. The rentals of $4,030 for the period from September 1, 2014 to September 1, 2015 have been paid. The annual rentals due by September 1, 2015 of $4,030 are required to maintain the East Silver Bell claims are for the period from September 1, 2015 through September 1, 2016 have not been paid. There is no requirement for annual assessment or exploration work on the federal lode mining claims. There are no royalties associated with the federal lode mining claims.

We are required to pay annual rentals for our federal lode mining claims for the Tombstone project in the State of Arizona. The rental period begins at noon on September 1st through the following September 1st and rental payments are due by the first day of the rental period. The annual rentals are $155 per claim. The rentals and initial filing fees of $10,230 for the period from September 1, 2014 to September 1, 2015 have been paid. The rentals due by September 1, 2015 for the period from September 1, 2015 through September 1, 2016 of $10,230 have not been paid. We are required to pay annual rentals for our Arizona State Land Department Mineral Exploration Permits (“AZ MEP”) at our Tombstone Hay Mountain project in the State of Arizona. AZ MEP permits are valid for 1 year and renewable for up to 5 years. The rental fee is $2.00 per acre for the first year, which includes the second year, and $1.00 per acre per year for years three through five. The minimum work expenditure requirements are $10 per acre per year for years one and two and $20 per acre per year for years three through five. If the minimum work expenditure requirement is not met the applicant can pay the equal amount in fees to the Arizona State Land Department to keep the AZ MEP permits current. The rental period begins on September 30th through the following September 29th for our Phase 1 permits, and September 14th through September 13th for our Phase 2 permits. On February 7, 2014 we added a new AZ MEP with 480 acres and an initial rental payment of $960.00 with estimated work expenditures of $4,800 due by February 6, 2015 Rental payments are due by the first day of the rental period. We hold AZ MEP permits for 2,366.88 acres at our Tombstone project. We will need to pay rental fees for our Phase 1 AZ MEP’s before September 29, 2014 in the amount of $3,346.88. Required minimum work expenditures for the period ended September 29, 2014 is $36,937.60.  The annual rental due by September 13, 2014 to maintain the Phase 2 AZ MEP permits was $540. We also included $800 to cover minimum work expenditure requirements which were due September 13, 2014 to maintain our Phase 2 AZ MEP permits.

A civil action was pending in the Alaska Superior Court in Anchorage, Alaska, that concerned title to some Alaska state mining claims owned by Big Chunk Corp., a subsidiary of Liberty Star. In that action Big Chunk and Liberty Star requested a judicial determination that certain lien claim notices recorded by a party named MBGS, LLC, against the mining claims were void; and MBGS sought an order enforcing the lien claims. Liberty Star and Big Chunk filed a motion for summary judgment to invalidate the lien claims. As was anticipated, MBGS opposed this motion. The lien claims were based on a debt alleged by MBGS to be due from Liberty Star. The existence of this alleged debt was disputed.

In March 2014 Liberty Star and Big Chunk entered into a settlement agreement with MBGS, LLC, following a resolution conference conducted in Anchorage, Alaska whereby all lien claims for the Northern Dynasty transfer were released. As a result of those claims released by MBGS, LLC, in May 2014 the company completed its loan settlement agreement with Northern Dynasty and discharged the principal balance and accrued interest for the 2010 Convertible Note which also terminated Northern Dynasty’s earn-in-rights.

On June 1, 2011 we rented a warehouse located at Building No. 1, 7900 South Kolb Road, Tucson, Arizona 85706. We rent this warehouse space for $3,645 per month. The lease was in effect until May 31, 2014 with an option to extend for two additional years. The lease was not renewed and is currently on a month to month basis. In addition to using the warehouse for standard purposes, such as storage of our exploration equipment, supplies and samples, the warehouse space also includes office facilities for the use of field geologists and geotechs.